Schedule of Investments (unaudited)	iShares® Core S&P U.S. Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Boeing Co. (The)(a)	325,791	$65,588,244
Curtiss-Wright Corp.	23,419	3,247,513
General Dynamics Corp.	136,668	28,491,178
Hexcel Corp.(a)	49,485	2,563,323
Howmet Aerospace Inc.	226,760	7,217,771
Huntington Ingalls Industries Inc.	23,844	4,452,628
L3Harris Technologies Inc.	67,112	14,310,963
Lockheed Martin Corp.	144,757	51,448,085
Mercury Systems Inc.(a)	33,418	1,839,995
Northrop Grumman Corp.	87,892	34,020,356
Raytheon Technologies Corp.	882,728	75,967,572
Textron Inc.	129,990	10,035,228
TransDigm Group Inc.(a)	17,278	10,993,646
		310,176,502
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	76,651	8,249,947
FedEx Corp.	144,142	37,280,887
United Parcel Service Inc., Class B	245,120	52,539,021
		98,069,855
Airlines — 0.4%
Alaska Air Group Inc.(a)	73,887	3,849,513
American Airlines Group Inc.(a)	381,870	6,858,385
Delta Air Lines Inc.(a)	377,457	14,751,019
JetBlue Airways Corp.(a)	187,574	2,671,054
Southwest Airlines Co.(a)	349,094	14,955,187
United Airlines Holdings Inc.(a)(b)	190,978	8,361,017
		51,446,175
Auto Components — 0.3%
Adient PLC(a)	55,576	2,660,979
Aptiv PLC(a)	94,130	15,526,743
BorgWarner Inc.	141,410	6,373,349
Dana Inc.	85,063	1,941,138
Gentex Corp.	66,652	2,322,822
Goodyear Tire & Rubber Co. (The)(a)	165,721	3,533,172
Lear Corp.	35,155	6,431,607
Visteon Corp.(a)	16,505	1,834,366
		40,624,176
Automobiles — 0.9%
Ford Motor Co.	2,315,026	48,083,090
General Motors Co.(a)	856,249	50,201,879
Harley-Davidson Inc.	90,755	3,420,556
Thor Industries Inc.	32,739	3,397,326
		105,102,851
Banks — 5.9%
Associated Banc-Corp.	88,504	1,999,305
Bank of America Corp.	2,378,555	105,821,912
Bank of Hawaii Corp.	13,835	1,158,820
Bank OZK	37,785	1,758,136
Cadence Bank	44,377	1,321,991
Cathay General Bancorp.	27,786	1,194,520
CIT Group Inc.	35,088	1,801,418
Citigroup Inc.	1,170,249	70,671,337
Citizens Financial Group Inc.	251,360	11,876,760
Comerica Inc.	42,554	3,702,198
Commerce Bancshares Inc.	32,721	2,249,242
Cullen/Frost Bankers Inc.	14,724	1,856,255
Fifth Third Bancorp.	403,250	17,561,537
Security	Shares	Value

Banks (continued)
First Horizon Corp.	318,904	$5,207,702
FNB Corp.	188,098	2,281,629
Fulton Financial Corp.	95,125	1,617,125
Hancock Whitney Corp.	28,165	1,408,813
Home BancShares Inc./AR	56,012	1,363,892
Huntington Bancshares Inc./OH	853,065	13,154,262
International Bancshares Corp.	31,393	1,330,749
JPMorgan Chase & Co.	941,166	149,033,636
KeyCorp	549,089	12,700,429
M&T Bank Corp.	75,890	11,655,186
People’s United Financial Inc.	252,424	4,498,196
PNC Financial Services Group Inc. (The)	249,252	49,980,011
Prosperity Bancshares Inc.	54,348	3,929,360
Regions Financial Corp.	309,208	6,740,734
Sterling Bancorp./DE	113,645	2,930,905
Synovus Financial Corp.	51,480	2,464,348
Texas Capital Bancshares Inc.(a)	29,833	1,797,438
Truist Financial Corp.	787,264	46,094,307
U.S. Bancorp.	795,796	44,699,861
Umpqua Holdings Corp.	80,972	1,557,901
United Bankshares Inc./WV	80,413	2,917,384
Valley National Bancorp.	239,998	3,299,973
Webster Financial Corp.	31,521	1,760,133
Wells Fargo & Co.	2,351,511	112,825,498
Wintrust Financial Corp.	16,801	1,525,867
Zions Bancorp. NA	47,977	3,030,227
		712,778,997
Beverages — 2.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,223	1,122,837
Brown-Forman Corp., Class B, NVS	107,762	7,851,539
Coca-Cola Co. (The)	2,292,671	135,749,050
Constellation Brands Inc., Class A	96,883	24,314,727
Molson Coors Beverage Co., Class B	111,105	5,149,717
Monster Beverage Corp.(a)	106,358	10,214,622
PepsiCo Inc.	472,945	82,155,276
		266,557,768
Biotechnology — 1.7%
AbbVie Inc.	479,598	64,937,569
Amgen Inc.	195,986	44,090,971
Biogen Inc.(a)	86,645	20,787,869
Exelixis Inc.(a)	87,705	1,603,247
Gilead Sciences Inc.	739,785	53,715,789
Incyte Corp.(a)	63,116	4,632,714
United Therapeutics Corp.(a)	13,801	2,982,120
Vertex Pharmaceuticals Inc.(a)	59,978	13,171,169
		205,921,448
Building Products — 0.8%
A O Smith Corp.	39,261	3,370,557
Allegion PLC	52,905	7,006,738
Carrier Global Corp.	511,067	27,720,274
Fortune Brands Home & Security Inc.	44,028	4,706,593
Johnson Controls International PLC	163,012	13,254,506
Lennox International Inc.	8,348	2,707,757
Masco Corp.	74,862	5,256,810
Owens Corning	59,268	5,363,754
Trane Technologies PLC	140,078	28,299,958
		97,686,947
Capital Markets — 2.7%
Ameriprise Financial Inc.	25,731	7,762,013

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The)	448,064	$26,023,557
BlackRock Inc.(c)	40,429	37,015,175
Cboe Global Markets Inc.	26,702	3,481,941
Charles Schwab Corp. (The)	283,720	23,860,852
CME Group Inc.	211,948	48,421,640
FactSet Research Systems Inc.	9,325	4,532,043
Federated Hermes Inc.	30,282	1,137,998
Franklin Resources Inc.	91,151	3,052,647
Interactive Brokers Group Inc., Class A	19,575	1,554,646
Intercontinental Exchange Inc.	142,867	19,539,920
Invesco Ltd.	201,283	4,633,535
Janus Henderson Group PLC	54,319	2,278,139
MarketAxess Holdings Inc.	11,670	4,799,521
Moody’s Corp.	32,422	12,663,385
Morgan Stanley	431,771	42,382,641
Nasdaq Inc.	15,193	3,190,682
Northern Trust Corp.	122,473	14,648,995
Raymond James Financial Inc.	44,777	4,495,611
S&P Global Inc.	55,443	26,165,215
SEI Investments Co.	25,623	1,561,466
State Street Corp.	215,619	20,052,567
Stifel Financial Corp.	0	—
T Rowe Price Group Inc.	39,775	7,821,356
		321,075,545
Chemicals — 2.8%
Air Products & Chemicals Inc.	130,539	39,717,796
Albemarle Corp.	22,076	5,160,706
Ashland Global Holdings Inc.	18,986	2,044,033
Cabot Corp.	33,466	1,880,789
Celanese Corp.	36,609	6,152,509
CF Industries Holdings Inc.	51,201	3,624,007
Chemours Co. (The)	96,121	3,225,821
Corteva Inc.	429,866	20,324,064
Dow Inc.	436,179	24,740,073
DuPont de Nemours Inc.	305,555	24,682,733
Eastman Chemical Co.	79,282	9,585,987
Ecolab Inc.	147,043	34,494,817
FMC Corp.	74,760	8,215,376
Ingevity Corp.(a)	10,647	763,390
International Flavors & Fragrances Inc.	150,118	22,615,277
Linde PLC	148,118	51,312,519
LyondellBasell Industries NV, Class A	155,040	14,299,339
Minerals Technologies Inc.	19,628	1,435,788
Mosaic Co. (The)	218,442	8,582,586
NewMarket Corp.	4,066	1,393,500
PPG Industries Inc.	139,996	24,140,910
RPM International Inc.	37,488	3,786,288
Sensient Technologies Corp.	10,647	1,065,339
Sherwin-Williams Co. (The)	66,856	23,544,009
		336,787,656
Commercial Services & Supplies — 0.5%
Brink’s Co. (The)	28,983	1,900,415
Cintas Corp.	27,996	12,406,987
Clean Harbors Inc.(a)	12,109	1,208,115
Copart Inc.(a)	40,278	6,106,950
Herman Miller Inc.	44,683	1,751,127
IAA Inc.(a)	36,593	1,852,338
MSA Safety Inc.	10,794	1,629,462
Republic Services Inc.	69,120	9,638,784
Rollins Inc.	74,760	2,557,540
Security	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Inc.(a)	54,171	$3,230,759
Waste Management Inc.	111,206	18,560,281
		60,842,758
Communications Equipment — 1.0%
Ciena Corp.(a)	33,815	2,602,741
Cisco Systems Inc.	1,368,047	86,693,138
F5 Inc.(a)	16,709	4,088,859
Juniper Networks Inc.	191,781	6,848,500
Lumentum Holdings Inc.(a)	23,439	2,479,143
Motorola Solutions Inc.	40,840	11,096,228
Viasat Inc.(a)	43,321	1,929,517
		115,738,126
Construction & Engineering — 0.2%
AECOM(a)	84,962	6,571,811
Dycom Industries Inc.(a)(b)	10,842	1,016,546
EMCOR Group Inc.	31,478	4,009,982
Fluor Corp.(a)	83,385	2,065,446
MasTec Inc.(a)	16,527	1,525,112
Quanta Services Inc.	38,651	4,431,724
		19,620,621
Construction Materials — 0.1%
Martin Marietta Materials Inc.	15,455	6,808,237
Vulcan Materials Co.	40,699	8,448,298
		15,256,535
Consumer Finance — 0.5%
American Express Co.	207,210	33,899,556
Capital One Financial Corp.	130,515	18,936,421
FirstCash Holdings Inc.	26,808	2,005,506
PROG Holdings Inc.	33,460	1,509,381
Synchrony Financial	138,781	6,438,051
		62,788,915
Containers & Packaging — 0.6%
Amcor PLC	904,195	10,859,382
AptarGroup Inc.	21,300	2,608,824
Avery Dennison Corp.	23,938	5,184,253
Ball Corp.	191,029	18,390,362
Greif Inc., Class A, NVS	16,997	1,026,109
International Paper Co.	228,405	10,730,467
Packaging Corp. of America	56,028	7,628,212
Sealed Air Corp.	39,306	2,651,976
Silgan Holdings Inc.	49,496	2,120,408
Sonoco Products Co.	57,977	3,356,288
Westrock Co.	157,469	6,985,325
		71,541,606
Distributors — 0.1%
Genuine Parts Co.	84,004	11,777,361
LKQ Corp.	90,160	5,412,305
		17,189,666
Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,360	1,486,399
Grand Canyon Education Inc.(a)	23,648	2,026,870
H&R Block Inc.	55,939	1,317,923
		4,831,192
Diversified Financial Services — 2.7%
Berkshire Hathaway Inc., Class B(a)	1,080,069	322,940,631
Voya Financial Inc.	35,346	2,343,793
		325,284,424

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 2.0%
AT&T Inc.	4,211,453	$103,601,744
Iridium Communications Inc.(a)(b)	36,655	1,513,485
Lumen Technologies Inc.	543,477	6,820,636
Verizon Communications Inc.	2,441,685	126,869,953
		238,805,818
Electric Utilities — 3.2%
ALLETE Inc.	31,009	2,057,447
Alliant Energy Corp.	147,656	9,076,414
American Electric Power Co. Inc.	297,024	26,426,225
Duke Energy Corp.	453,652	47,588,095
Edison International	224,050	15,291,413
Entergy Corp.	118,540	13,353,531
Evergy Inc.	135,235	9,278,473
Eversource Energy	202,752	18,446,377
Exelon Corp.	576,965	33,325,499
FirstEnergy Corp.	321,077	13,353,593
Hawaiian Electric Industries Inc.	64,454	2,674,841
IDACORP Inc.	30,151	3,416,410
NextEra Energy Inc.	1,157,173	108,033,671
OGE Energy Corp.	74,385	2,854,896
Pinnacle West Capital Corp.	66,532	4,696,494
PNM Resources Inc.	50,620	2,308,778
PPL Corp.	442,752	13,309,125
Southern Co. (The)	625,015	42,863,529
Xcel Energy Inc.	317,692	21,507,748
		389,862,559
Electrical Equipment — 1.0%
AMETEK Inc.	136,417	20,058,756
Eaton Corp. PLC	235,087	40,627,735
Emerson Electric Co.	352,559	32,777,410
EnerSys	24,710	1,953,573
Hubbell Inc.	14,770	3,076,148
Nvent Electric PLC	40,682	1,545,916
Regal Rexnord Corp.	23,168	3,942,730
Rockwell Automation Inc.	33,176	11,573,447
Sunrun Inc.(a)	122,089	4,187,653
		119,743,368
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	165,775	14,498,681
Arrow Electronics Inc.(a)	41,063	5,513,529
Avnet Inc.	58,529	2,413,151
Belden Inc.	26,468	1,739,742
CDW Corp./DE	32,806	6,718,013
Cognex Corp.	39,069	3,038,005
Corning Inc.	452,978	16,864,371
II-VI Inc.(a)	32,541	2,223,526
IPG Photonics Corp.(a)	21,073	3,627,506
Jabil Inc.	47,338	3,330,228
Keysight Technologies Inc.(a)(b)	27,358	5,649,701
Littelfuse Inc.	5,654	1,779,201
National Instruments Corp.	36,567	1,596,881
TD SYNNEX Corp.	24,355	2,785,238
TE Connectivity Ltd.	192,443	31,048,754
Teledyne Technologies Inc.(a)	27,523	12,024,523
Trimble Inc.(a)	65,144	5,679,905
Vishay Intertechnology Inc.	78,271	1,711,787
Vontier Corp.	99,714	3,064,211
Zebra Technologies Corp., Class A(a)	8,518	5,069,914
		130,376,867
Security	Shares	Value

Energy Equipment & Services — 0.5%
Baker Hughes Co.	515,494	$12,402,786
ChampionX Corp.(a)	63,160	1,276,463
Halliburton Co.	527,912	12,073,347
NOV Inc.	230,409	3,122,042
Schlumberger NV	827,223	24,775,329
		53,649,967
Entertainment — 1.9%
Activision Blizzard Inc.	459,360	30,561,221
Electronic Arts Inc.	166,789	21,999,469
Live Nation Entertainment Inc.(a)	45,789	5,480,485
Take-Two Interactive Software Inc.(a)	25,834	4,591,218
Walt Disney Co. (The)(a)	1,071,657	165,988,953
World Wrestling Entertainment Inc., Class A	10,017	494,239
		229,115,585
Equity Real Estate Investment Trusts (REITs) — 3.8%
Alexandria Real Estate Equities Inc.	83,155	18,540,239
American Campus Communities Inc.	36,939	2,116,235
American Tower Corp.	131,612	38,496,510
Apartment Income REIT Corp.	49,081	2,683,258
AvalonBay Communities Inc.	47,795	12,072,539
Boston Properties Inc.	83,844	9,657,152
Brixmor Property Group Inc.	78,817	2,002,740
Corporate Office Properties Trust	66,244	1,852,845
Cousins Properties Inc.	87,694	3,532,314
Crown Castle International Corp.	140,206	29,266,601
CyrusOne Inc.	26,188	2,349,587
Digital Realty Trust Inc.	167,362	29,601,317
Douglas Emmett Inc.	55,894	1,872,449
Duke Realty Corp.	78,614	5,160,223
EPR Properties	44,117	2,095,116
Equinix Inc.	28,672	24,251,925
Equity Residential	201,266	18,214,573
Essex Property Trust Inc.	21,501	7,573,297
Federal Realty Investment Trust	23,959	3,266,091
First Industrial Realty Trust Inc.	24,438	1,617,796
Healthcare Realty Trust Inc.	46,127	1,459,458
Healthpeak Properties Inc.	317,923	11,473,841
Highwoods Properties Inc.	61,573	2,745,540
Host Hotels & Resorts Inc.(a)	421,116	7,323,207
Hudson Pacific Properties Inc.	89,938	2,222,368
Iron Mountain Inc.	66,594	3,484,864
JBG SMITH Properties	67,315	1,932,614
Kilroy Realty Corp.	61,826	4,108,956
Kimco Realty Corp.	363,531	8,961,039
Kite Realty Group Trust	129,167	2,813,257
Lamar Advertising Co., Class A	17,422	2,113,289
Macerich Co. (The)	125,644	2,171,128
Medical Properties Trust Inc.	351,682	8,310,246
Mid-America Apartment Communities Inc.	25,798	5,919,093
National Retail Properties Inc.	56,962	2,738,163
Omega Healthcare Investors Inc.	140,944	4,170,533
Park Hotels & Resorts Inc.(a)	139,457	2,632,948
Pebblebrook Hotel Trust	77,495	1,733,563
Physicians Realty Trust	129,910	2,446,205
PotlatchDeltic Corp.	22,160	1,334,475
Prologis Inc.	170,049	28,629,450
PS Business Parks Inc.	4,378	806,296
Public Storage.	36,897	13,820,140
Rayonier Inc.	33,778	1,363,280
Realty Income Corp.	333,666	23,887,149

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	90,881	$6,847,883
Sabra Health Care REIT Inc.	140,557	1,903,142
SBA Communications Corp.	28,229	10,981,646
Simon Property Group Inc.	77,531	12,387,128
SL Green Realty Corp.	39,339	2,820,606
Spirit Realty Capital Inc.	72,724	3,504,570
STORE Capital Corp.	144,732	4,978,781
UDR Inc.	77,118	4,626,309
Urban Edge Properties	35,706	678,414
Ventas Inc.	235,424	12,034,875
Vornado Realty Trust	93,775	3,925,422
Welltower Inc.	256,693	22,016,559
Weyerhaeuser Co.	256,208	10,550,645
		462,079,889
Food & Staples Retailing — 2.3%
BJ’s Wholesale Club Holdings Inc.(a)	80,540	5,393,764
Casey’s General Stores Inc.	21,883	4,318,610
Costco Wholesale Corp.	127,692	72,490,748
Grocery Outlet Holding Corp.(a)	51,520	1,456,985
Kroger Co. (The)	399,103	18,063,402
Performance Food Group Co.(a)(b)	91,011	4,176,495
Sprouts Farmers Market Inc.(a)	66,205	1,964,964
Sysco Corp.	302,343	23,749,043
Walgreens Boots Alliance Inc.	423,729	22,101,705
Walmart Inc.	838,706	121,352,371
		275,068,087
Food Products — 1.8%
Archer-Daniels-Midland Co.	329,941	22,300,712
Campbell Soup Co.	119,377	5,188,125
Conagra Brands Inc.	282,906	9,661,240
Flowers Foods Inc.	117,186	3,219,100
General Mills Inc.	357,200	24,068,136
Hain Celestial Group Inc. (The)(a)	54,766	2,333,579
Hershey Co. (The)	47,160	9,124,045
Hormel Foods Corp.	166,393	8,121,643
Ingredion Inc.	39,227	3,790,897
JM Smucker Co. (The)	63,897	8,678,491
Kellogg Co.	150,887	9,720,141
Kraft Heinz Co. (The)	418,697	15,031,222
Lamb Weston Holdings Inc.	86,135	5,459,236
Lancaster Colony Corp.	6,397	1,059,343
McCormick & Co. Inc./MD, NVS	147,066	14,208,046
Mondelez International Inc., Class A	822,689	54,552,508
Pilgrim’s Pride Corp.(a)	31,156	878,599
Post Holdings Inc.(a)	34,525	3,892,003
Sanderson Farms Inc.	6,628	1,266,478
Tootsie Roll Industries Inc.	0	—
Tyson Foods Inc., Class A	173,864	15,153,986
		217,707,530
Gas Utilities — 0.2%
Atmos Energy Corp.	78,105	8,183,061
National Fuel Gas Co.	25,807	1,650,099
New Jersey Resources Corp.	56,871	2,335,123
ONE Gas Inc.	31,603	2,452,077
Southwest Gas Holdings Inc.	35,604	2,494,060
Spire Inc.	30,490	1,988,558
UGI Corp.	123,312	5,661,254
		24,764,232
Security	Shares	Value

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	490,155	$68,984,415
ABIOMED Inc.(a)	12,202	4,382,592
Baxter International Inc.	295,294	25,348,037
Becton Dickinson and Co.	169,379	42,595,431
Boston Scientific Corp.(a)	840,404	35,700,362
Cooper Companies Inc. (The)	29,071	12,179,005
DENTSPLY SIRONA Inc.	128,927	7,192,837
Edwards Lifesciences Corp.(a)	136,229	17,648,467
Envista Holdings Corp.(a)	95,162	4,288,000
Globus Medical Inc., Class A(a)	18,648	1,346,386
Haemonetics Corp.(a)	30,152	1,599,262
Hologic Inc.(a)	38,859	2,975,045
ICU Medical Inc.(a)	6,312	1,498,090
IDEXX Laboratories Inc.(a)	15,505	10,209,422
Integra LifeSciences Holdings Corp.(a)	21,059	1,410,743
Intuitive Surgical Inc.(a)	65,271	23,451,870
LivaNova PLC(a)	12,556	1,097,771
Medtronic PLC	793,701	82,108,369
Neogen Corp.(a)	27,282	1,238,876
NuVasive Inc.(a)	30,520	1,601,690
ResMed Inc.	36,082	9,398,639
STERIS PLC	34,218	8,329,003
Stryker Corp.	116,822	31,240,539
Teleflex Inc.	27,634	9,077,216
Zimmer Biomet Holdings Inc.	123,202	15,651,582
		420,553,649
Health Care Providers & Services — 4.4%
Acadia Healthcare Co. Inc.(a)	53,045	3,219,831
Amedisys Inc.(a)	19,468	3,151,480
AmerisourceBergen Corp.	88,231	11,725,018
Anthem Inc.	143,131	66,346,944
Cardinal Health Inc.	166,193	8,557,278
Centene Corp.(a)	344,118	28,355,323
Chemed Corp.(b)	3,972	2,101,347
Cigna Corp.	195,461	44,883,709
CVS Health Corp.	778,509	80,310,988
DaVita Inc.(a)	38,456	4,374,755
Encompass Health Corp.	58,687	3,829,914
HCA Healthcare Inc.	59,325	15,241,779
HealthEquity Inc.(a)	16,248	718,811
Henry Schein Inc.(a)	81,785	6,340,791
Humana Inc.	75,802	35,161,516
Laboratory Corp. of America Holdings(a)	26,515	8,331,278
LHC Group Inc.(a)	18,680	2,563,456
McKesson Corp.	90,057	22,385,468
Molina Healthcare Inc.(a)	17,210	5,474,157
Patterson Companies Inc.	51,077	1,499,110
Progyny Inc.(a)	15,606	785,762
Quest Diagnostics Inc.	39,057	6,757,252
R1 RCM Inc.(a)	32,992	840,966
UnitedHealth Group Inc.	322,161	161,769,925
Universal Health Services Inc., Class B	43,132	5,592,495
		530,319,353
Health Care Technology — 0.1%
Cerner Corp.	173,518	16,114,617

Hotels, Restaurants & Leisure — 2.7%
Booking Holdings Inc.(a)	24,226	58,123,746
Caesars Entertainment Inc.(a)	45,847	4,288,070
Carnival Corp.(a)	474,446	9,545,854

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill Inc.(a)	5,483	$9,585,655
Choice Hotels International Inc.	6,195	966,358
Cracker Barrel Old Country Store Inc.	13,855	1,782,307
Darden Restaurants Inc.	76,533	11,528,931
Domino’s Pizza Inc.	7,075	3,992,635
Expedia Group Inc.(a)	86,097	15,559,450
Hilton Worldwide Holdings Inc.(a)	96,989	15,129,314
Jack in the Box Inc.	3,955	345,983
Las Vegas Sands Corp.(a)	202,745	7,631,322
Marriott International Inc./MD, Class A(a)	161,336	26,659,161
Marriott Vacations Worldwide Corp.	13,806	2,332,938
McDonald’s Corp.	242,382	64,975,343
MGM Resorts International	229,559	10,302,608
Norwegian Cruise Line Holdings Ltd.(a)	218,222	4,525,924
Penn National Gaming Inc.(a)	97,970	5,079,744
Royal Caribbean Cruises Ltd.(a)	132,233	10,168,718
Six Flags Entertainment Corp.(a)	23,265	990,624
Starbucks Corp.	340,990	39,885,600
Texas Roadhouse Inc.	16,883	1,507,314
Travel + Leisure Co.	50,890	2,812,690
Wendy’s Co. (The)	52,061	1,241,655
Wyndham Hotels & Resorts Inc.	19,230	1,723,969
Wynn Resorts Ltd.(a)	62,547	5,318,997
Yum! Brands Inc.	91,622	12,722,631
		328,727,541
Household Durables — 0.7%
DR Horton Inc.	90,357	9,799,217
Garmin Ltd.	44,186	6,016,808
KB Home	50,545	2,260,878
Leggett & Platt Inc.	78,661	3,237,687
Lennar Corp., Class A	160,329	18,623,817
Mohawk Industries Inc.(a)	32,567	5,933,056
Newell Brands Inc.	104,935	2,291,780
NVR Inc.(a)	1,021	6,032,956
PulteGroup Inc.	149,307	8,534,388
Taylor Morrison Home Corp.(a)	72,476	2,533,761
Toll Brothers Inc.	67,465	4,883,791
TRI Pointe Homes Inc.(a)	65,550	1,828,189
Whirlpool Corp.	35,813	8,403,879
		80,380,207
Household Products — 2.8%
Church & Dwight Co. Inc.	143,996	14,759,590
Clorox Co. (The)	72,459	12,633,951
Colgate-Palmolive Co.	497,081	42,420,893
Energizer Holdings Inc.	37,103	1,487,830
Kimberly-Clark Corp.	198,580	28,381,054
Procter & Gamble Co. (The)	1,427,178	233,457,777
		333,141,095
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	393,204	9,554,857

Industrial Conglomerates — 2.0%
3M Co.	339,852	60,367,911
General Electric Co	647,645	61,183,023
Honeywell International Inc.	406,005	84,656,102
Roper Technologies Inc.	62,217	30,602,054
		236,809,090
Insurance — 3.4%
Aflac Inc.	358,931	20,957,981
Security	Shares	Value

Insurance (continued)
Alleghany Corp.(a)	8,149	$5,440,191
Allstate Corp. (The)	169,078	19,892,027
American Financial Group Inc./OH	20,689	2,841,014
American International Group Inc.	489,662	27,842,181
Aon PLC, Class A	51,991	15,626,415
Arthur J Gallagher & Co.	68,464	11,616,287
Assurant Inc.	33,612	5,238,766
Brighthouse Financial Inc.(a)	47,075	2,438,485
Brown & Brown Inc.	42,868	3,012,763
Chubb Ltd.	254,042	49,108,859
Cincinnati Financial Corp.	46,846	5,337,165
CNO Financial Group Inc.	72,722	1,733,692
Everest Re Group Ltd.	23,208	6,357,135
First American Financial Corp.	34,955	2,734,530
Globe Life Inc.	54,778	5,133,794
Hanover Insurance Group Inc. (The)	20,993	2,751,343
Hartford Financial Services Group Inc. (The)	200,733	13,858,606
Kemper Corp.	35,282	2,074,229
Lincoln National Corp.	100,185	6,838,628
Loews Corp.	118,207	6,827,636
Marsh & McLennan Companies Inc.	116,132	20,186,064
Mercury General Corp.	17,059	905,151
MetLife Inc.	421,672	26,350,283
Old Republic International Corp.	168,374	4,138,633
Primerica Inc.	9,109	1,396,136
Principal Financial Group Inc.	145,379	10,515,263
Progressive Corp. (The)	345,058	35,420,204
Prudential Financial Inc.	222,934	24,130,376
Reinsurance Group of America Inc.	39,877	4,366,133
RenaissanceRe Holdings Ltd.	27,382	4,636,594
RLI Corp.	10,385	1,164,159
Selective Insurance Group Inc.	35,916	2,942,957
Travelers Companies Inc. (The)	145,084	22,695,490
Unum Group	120,570	2,962,405
W R Berkley Corp.	82,294	6,780,203
Willis Towers Watson PLC	73,478	17,450,290
		403,702,068
Interactive Media & Services — 0.3%
Match Group Inc.(a)	166,951	22,079,270
TripAdvisor Inc.(a)	33,888	923,787
Twitter Inc.(a)	245,223	10,598,538
Yelp Inc.(a)	22,389	811,377
		34,412,972
Internet & Direct Marketing Retail — 0.1%
eBay Inc.	84,915	5,646,847

IT Services — 5.3%
Accenture PLC, Class A	156,465	64,862,566
Akamai Technologies Inc.(a)(b)	55,588	6,506,020
Alliance Data Systems Corp.	29,353	1,954,029
Automatic Data Processing Inc.	116,799	28,800,297
Broadridge Financial Solutions Inc.	38,531	7,044,237
Cognizant Technology Solutions Corp., Class A	309,761	27,481,996
DXC Technology Co.(a)	148,753	4,788,359
Fidelity National Information Services Inc.	359,124	39,198,385
Fiserv Inc.(a)(b)	350,432	36,371,337
FleetCor Technologies Inc.(a)	47,882	10,717,907
Genpact Ltd.	34,692	1,841,451
Global Payments Inc.	171,109	23,130,515
International Business Machines Corp.	528,896	70,692,239

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates Inc.	43,670	$7,292,453
Kyndryl Holdings Inc.(a)	105,660	1,912,446
Mastercard Inc., Class A	271,150	97,429,618
Paychex Inc.	88,949	12,141,538
PayPal Holdings Inc.(a)	318,739	60,107,801
Sabre Corp.(a)	99,176	851,922
VeriSign Inc.(a)	30,218	7,669,933
Visa Inc., Class A	563,743	122,168,746
Western Union Co.(The)	237,079	4,229,489
WEX Inc.(a)	15,072	2,115,958
		639,309,242
Leisure Products — 0.1%
Callaway Golf Co.(a)	69,115	1,896,516
Hasbro Inc.	76,466	7,782,709
Polaris Inc.	19,921	2,189,517
		11,868,742
Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	71,422	11,402,522
Bio-Rad Laboratories Inc., Class A(a)	5,791	4,375,506
Danaher Corp.	120,019	39,487,451
Illumina Inc.(a)	47,013	17,885,626
IQVIA Holdings Inc.(a)	30,430	8,585,520
Mettler-Toledo International Inc.(a)	5,027	8,531,875
Waters Corp.(a)	9,360	3,487,536
		93,756,036
Machinery — 2.7%
AGCO Corp.	36,176	4,197,139
Caterpillar Inc.	319,016	65,953,368
Colfax Corp.(a)	46,859	2,154,108
Crane Co.	15,021	1,528,086
Cummins Inc.	84,360	18,402,290
Deere & Co.	89,871	30,815,867
Donaldson Co. Inc.	35,707	2,115,997
Dover Corp.	45,867	8,329,447
Flowserve Corp.	76,816	2,350,570
Fortive Corp.	211,470	16,133,046
Graco Inc.	40,103	3,233,104
IDEX Corp.	26,444	6,249,246
Illinois Tool Works Inc.	99,400	24,531,920
Ingersoll Rand Inc.	240,367	14,871,506
ITT Inc.	22,211	2,269,742
Kennametal Inc.	49,340	1,771,799
Lincoln Electric Holdings Inc.	14,636	2,041,283
Middleby Corp. (The)(a)	11,817	2,325,113
Nordson Corp.	13,030	3,326,168
Oshkosh Corp.	40,483	4,562,839
Otis Worldwide Corp.	150,314	13,087,840
PACCAR Inc.	204,750	18,071,235
Parker-Hannifin Corp.	76,133	24,219,430
Pentair PLC	40,988	2,993,354
Snap-on Inc.	31,683	6,823,885
Stanley Black & Decker Inc.	96,163	18,138,265
Terex Corp.	41,163	1,809,114
Timken Co. (The)	40,715	2,821,142
Trinity Industries Inc.	24,128	728,666
Westinghouse Air Brake Technologies Corp.	110,180	10,148,680
Woodward Inc.	37,186	4,070,380
Xylem Inc./NY	63,105	7,567,552
		327,642,181
Security	Shares	Value

Marine — 0.0%
Kirby Corp.(a)	35,444	$2,106,082

Media — 2.0%
Cable One Inc.	1,217	2,146,119
Charter Communications Inc., Class A(a)	72,955	47,564,471
Comcast Corp., Class A	2,688,993	135,337,018
Discovery Inc., Class A(a)(b)	99,800	2,349,292
Discovery Inc., Class C, NVS(a)(b)	179,133	4,102,146
DISH Network Corp., Class A(a)	147,273	4,777,536
Fox Corp., Class A, NVS	188,928	6,971,443
Fox Corp., Class B	86,738	2,972,511
Interpublic Group of Companies Inc. (The)	232,227	8,696,901
John Wiley & Sons Inc., Class A	12,840	735,347
New York Times Co. (The), Class A	41,385	1,998,895
News Corp., Class A, NVS	231,808	5,171,636
News Corp., Class B	71,823	1,616,018
Omnicom Group Inc.	125,364	9,185,420
TEGNA Inc.	73,075	1,356,272
ViacomCBS Inc., Class B, NVS	357,820	10,799,008
		245,780,033
Metals & Mining — 0.7%
Alcoa Corp.	66,207	3,944,613
Commercial Metals Co.	71,131	2,581,344
Compass Minerals International Inc.	20,064	1,024,869
Ferroglobe PLC(a)(d)	5,019	—
Freeport-McMoRan Inc.	484,985	20,238,424
Newmont Corp.	470,284	29,167,014
Nucor Corp.	77,545	8,851,762
Reliance Steel & Aluminum Co.	36,959	5,995,489
Royal Gold Inc.	15,887	1,671,471
United States Steel Corp.	159,383	3,794,909
Worthington Industries Inc.	19,076	1,042,694
		78,312,589
Multi-Utilities — 1.5%
Ameren Corp.	151,918	13,522,221
Black Hills Corp.	37,640	2,656,255
CenterPoint Energy Inc.	370,885	10,351,400
CMS Energy Corp.	170,845	11,113,467
Consolidated Edison Inc.	208,619	17,799,373
Dominion Energy Inc.	477,659	37,524,891
DTE Energy Co.	114,244	13,656,728
MDU Resources Group Inc.	119,926	3,698,518
NiSource Inc.	231,614	6,394,863
NorthWestern Corp.	32,891	1,880,050
Public Service Enterprise Group Inc.	298,228	19,900,754
Sempra Energy.	188,337	24,913,218
WEC Energy Group Inc.	186,028	18,057,738
		181,469,476
Multiline Retail — 0.8%
Dollar General Corp.	137,605	32,451,387
Dollar Tree Inc.(a)	132,640	18,638,573
Kohl’s Corp.	88,773	4,384,499
Macy’s Inc.	177,079	4,635,928
Nordstrom Inc.(a)	70,334	1,590,955
Ollie’s Bargain Outlet Holdings Inc.(a)	35,680	1,826,459
Target Corp.	129,518	29,975,646
		93,503,447
Oil, Gas & Consumable Fuels — 4.3%
APA Corp.	96,420	2,592,734

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	1,136,868	$133,411,460
CNX Resources Corp.(a)	66,016	907,720
ConocoPhillips	777,859	56,145,863
Coterra Energy Inc.	479,804	9,116,276
DTE Midstream LLC(a)	33,102	1,588,234
EOG Resources Inc.	186,329	16,551,605
EQT Corp.(a)	178,329	3,889,355
Equitrans Midstream Corp.	239,763	2,479,149
Escrow PetroCorp.(a)(d)	190	—
Exxon Mobil Corp.	2,496,785	152,778,274
Hess Corp.	47,659	3,528,196
HollyFrontier Corp.	88,167	2,890,114
Kinder Morgan Inc.	1,150,015	18,239,238
Marathon Oil Corp.	459,154	7,539,309
Marathon Petroleum Corp.	363,040	23,230,929
Occidental Petroleum Corp.	308,735	8,950,228
ONEOK Inc.	149,918	8,809,182
Phillips 66	258,413	18,724,606
Pioneer Natural Resources Co.	58,925	10,717,279
Valero Energy Corp.	241,127	18,111,049
Williams Companies Inc. (The)	716,559	18,659,196
		518,859,996
Personal Products — 0.2%
Coty Inc., Class A(a)	197,913	2,078,086
Estee Lauder Companies Inc. (The), Class A	56,032	20,743,046
Nu Skin Enterprises Inc., Class A	29,374	1,490,731
		24,311,863
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	1,309,062	81,620,016
Catalent Inc.(a)	40,389	5,171,004
Jazz Pharmaceuticals PLC(a)	36,266	4,620,288
Johnson & Johnson.	1,552,595	265,602,426
Merck & Co. Inc.	1,489,695	114,170,225
Organon & Co.	149,520	4,552,884
Perrigo Co. PLC	78,893	3,068,938
Pfizer Inc.	1,522,693	89,915,022
Viatris Inc.	713,236	9,650,083
Zoetis Inc.	94,867	23,150,394
		601,521,280
Professional Services — 0.5%
CACI International Inc., Class A(a)	13,747	3,700,830
IHS Markit Ltd.	122,319	16,258,642
Jacobs Engineering Group Inc.	43,323	6,031,861
KBR Inc.	28,952	1,378,694
Leidos Holdings Inc.	82,758	7,357,186
ManpowerGroup Inc.	31,984	3,113,003
Nielsen Holdings PLC.	211,600	4,339,916
Robert Half International Inc.	21,020	2,344,150
Science Applications International Corp.	33,956	2,838,382
Verisk Analytics Inc.	46,578	10,653,786
		58,016,450
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	98,677	10,707,441
Jones Lang LaSalle Inc.(a)(b)	15,185	4,089,928
		14,797,369
Road & Rail — 1.4%
CSX Corp.	1,308,063	49,183,169
JB Hunt Transport Services Inc.	20,524	4,195,106
Knight-Swift Transportation Holdings Inc.	97,872	5,964,320
Security	Shares	Value

Road & Rail (continued)
Landstar System Inc.	8,100	$1,450,062
Norfolk Southern Corp.	143,527	42,729,423
Ryder System Inc.	31,664	2,610,063
Union Pacific Corp.	223,692	56,354,726
Werner Enterprises Inc.	35,884	1,710,231
XPO Logistics Inc.(a)	58,167	4,503,871
		168,700,971
Semiconductors & Semiconductor Equipment — 3.6%
Amkor Technology Inc.	34,882	864,725
Analog Devices Inc.	316,952	55,710,653
Broadcom Inc.	104,380	69,455,496
Cirrus Logic Inc.(a)	17,954	1,652,127
CMC Materials Inc.	5,539	1,061,771
First Solar Inc.(a)	23,922	2,085,042
Intel Corp.	2,398,528	123,524,192
Microchip Technology Inc.	170,164	14,814,478
Micron Technology Inc.	659,704	61,451,428
MKS Instruments Inc.	14,963	2,606,106
NXP Semiconductors NV	58,017	13,215,112
Qorvo Inc.(a)	33,166	5,186,831
Semtech Corp.(a)	12,910	1,148,086
Skyworks Solutions Inc.	51,887	8,049,749
SolarEdge Technologies Inc.(a)	7,731	2,169,087
Texas Instruments Inc.	277,769	52,351,123
Wolfspeed Inc.(a)	30,763	3,438,380
Xilinx Inc.	38,007	8,058,624
		426,843,010
Software — 1.1%
ACI Worldwide Inc.(a)	37,912	1,315,546
ANSYS Inc.(a)	19,548	7,841,094
Autodesk Inc.(a)	46,682	13,126,512
Blackbaud Inc.(a)	8,560	676,069
CDK Global Inc.	39,796	1,661,085
Cerence Inc.(a)	10,747	823,650
Ceridian HCM Holding Inc.(a)(b)	47,390	4,950,359
Citrix Systems Inc.	74,008	7,000,417
CommVault Systems Inc.(a)	9,394	647,434
Envestnet Inc.(a)	5,993	475,485
Fair Isaac Corp.(a)	6,865	2,977,145
NCR Corp.(a)	77,856	3,129,811
NortonLifeLock Inc.	343,096	8,913,634
Paycom Software Inc.(a)	7,183	2,982,310
PTC Inc.(a)	31,155	3,774,428
salesforce.com Inc.(a)	225,161	57,220,165
Synopsys Inc.(a)	29,668	10,932,658
Tyler Technologies Inc.(a)	9,259	4,980,879
		133,428,681
Specialty Retail — 1.6%
Advance Auto Parts Inc.	19,317	4,633,762
American Eagle Outfitters Inc.	52,489	1,329,022
AutoNation Inc.(a)	12,497	1,460,274
Bath & Body Works Inc.	55,091	3,844,801
Best Buy Co. Inc.	130,541	13,262,966
CarMax Inc.(a)	44,928	5,850,973
Foot Locker Inc.	53,265	2,323,952
Gap Inc. (The)	126,428	2,231,454
Home Depot Inc. (The)	149,365	61,987,969
Lithia Motors Inc.	17,867	5,305,606
Murphy USA Inc.	14,097	2,808,686

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ross Stores Inc.	209,593	$23,952,288
TJX Companies Inc. (The)	709,201	53,842,540
Ulta Beauty Inc.(a)	14,218	5,862,650
Urban Outfitters Inc.(a)	38,858	1,140,871
Victoria’s Secret & Co.(a)	21,821	1,211,938
		191,049,752
Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co.	771,434	12,165,514
HP Inc.	339,856	12,802,375
NetApp Inc.	38,243	3,517,974
Seagate Technology Holdings PLC	32,605	3,683,713
Western Digital Corp.(a)	183,772	11,983,772
Xerox Holdings Corp.	81,072	1,835,470
		45,988,818
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	34,607	2,246,340
Carter’s Inc.	24,929	2,523,313
Columbia Sportswear Co.	9,580	933,475
Hanesbrands Inc.	205,935	3,443,233
Nike Inc., Class B.	346,652	57,776,489
PVH Corp.	41,895	4,468,102
Ralph Lauren Corp.	28,739	3,415,918
Skechers U.S.A. Inc., Class A(a)	42,156	1,829,571
Tapestry Inc.	162,281	6,588,609
Under Armour Inc., Class A(a)	63,412	1,343,700
Under Armour Inc., Class C, NVS(a)	72,298	1,304,256
VF Corp.	192,265	14,077,643
		99,950,649
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	65,137	2,965,688
MGIC Investment Corp.	192,016	2,768,871
New York Community Bancorp. Inc.	274,247	3,348,556
Washington Federal Inc.	38,414	1,282,259
		10,365,374
Tobacco — 1.2%
Altria Group Inc.	1,083,378	51,341,283
Philip Morris International Inc.	918,136	87,222,920
		138,564,203
Trading Companies & Distributors — 0.3%
Fastenal Co.	176,387	11,299,351
Security	Shares	Value

Trading Companies & Distributors (continued)
GATX Corp.	20,946	$2,182,364
MSC Industrial Direct Co. Inc., Class A	27,619	2,321,653
United Rentals Inc.(a)	17,179	5,708,410
Univar Solutions Inc.(a)	100,823	2,858,332
Watsco Inc.	6,741	2,109,124
WW Grainger Inc.	25,520	13,225,485
		39,704,719
Water Utilities — 0.2%
American Water Works Co. Inc.	107,064	20,220,107
Essential Utilities Inc.	50,189	2,694,647
		22,914,754
Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)(b)	346,222	40,154,828
Total Common Stocks — 99.7%
(Cost: $10,074,483,822)		11,988,778,506

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(e)(f)	48,374,955	48,389,468
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(e)	18,600,000	18,600,000
		66,989,468
Total Short-Term Investments — 0.6%
(Cost: $66,972,096)		66,989,468

Total Investments in Securities — 100.3%
(Cost: $10,141,455,918)		12,055,767,974

Other Assets, Less Liabilities — (0.3)%		(33,778,666)
Net Assets — 100.0%		$12,021,989,308

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,092,339	$21,306,687	(a)	$—	$(2,349)	$(7,209)	$48,389,468	48,374,955	$50,243	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,010,000	4,590,000	(a)	—	—	—	18,600,000	18,600,000	1,019		—
BlackRock Inc.	16,478,550	17,715,079		(902,868)	345,770	3,378,644	37,015,175	40,429	301,754		—
					$343,421	$3,371,435	$104,004,643		$353,016		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	79	03/18/22	$18,796	$408,399
S&P Mid 400 E-Mini Index	42	03/18/22	11,918	320,503
				$728,902

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,988,778,506	$—	$—	$11,988,778,506
Money Market Funds	66,989,468	—	—	66,989,468
	$12,055,767,974	$—	$—	$12,055,767,974
Derivative financial instruments(a)
Assets
Futures Contracts	$728,902	$—	$—	$728,902

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust